PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2018
Personnel Expenses
NOTE 23 - PERSONNEL EXPENSES

A detailed analysis of personnel related expenses for the years ended December 31, 2018, 2017 and 2016 is provided below:

In Thousands of US Dollars
Description	2018	2017	2016
Salaries	$518	$305	$277
Employer contributions	48	31	30
Short-term employee benefits	49	18	18
Stock-based compensation	3,883	6,072	9,071
Total	$4,428	$6,426	$9,397